FVM - Financial instruments not measured at fair value - Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Carrying amount
Cash and balances at central banks	$ 209,858	$ 223,329
Amounts due from banks	19,649	18,903
Receivables from securities financing transactions measured at amortized cost	83,656	118,301
Cash collateral receivables on derivative instruments	41,552	43,959
Loans and advances to customers	653,846	579,967
Other financial assets measured at amortized cost	71,897	58,835
Not measured at fair value
Carrying amount
Cash and balances at central banks	209,900	223,300
Amounts due from banks	19,600	18,900
Receivables from securities financing transactions measured at amortized cost	83,700	118,300
Cash collateral receivables on derivative instruments	41,600	44,000
Loans and advances to customers	648,900	579,700
Other financial assets measured at amortized cost	71,100	57,000
Not measured at fair value | Carrying amount approximates fair value
Carrying amount
Cash and balances at central banks	209,900	223,300
Amounts due from banks	18,800	17,900
Receivables from securities financing transactions measured at amortized cost	79,400	115,100
Cash collateral receivables on derivative instruments	41,600	44,000
Loans and advances to customers	177,800	180,900
Other financial assets measured at amortized cost	12,100	10,100
Not measured at fair value | Level 1
Carrying amount
Cash and balances at central banks	0	0
Amounts due from banks	0	0
Receivables from securities financing transactions measured at amortized cost	0	0
Cash collateral receivables on derivative instruments	0	0
Loans and advances to customers	0	0
Other financial assets measured at amortized cost	16,200	13,200
Not measured at fair value | Level 2
Carrying amount
Cash and balances at central banks	0	0
Amounts due from banks	800	800
Receivables from securities financing transactions measured at amortized cost	3,700	2,800
Cash collateral receivables on derivative instruments	0	0
Loans and advances to customers	41,000	43,900
Other financial assets measured at amortized cost	40,100	31,000
Not measured at fair value | Level 3
Carrying amount
Cash and balances at central banks	0	0
Amounts due from banks	0	200
Receivables from securities financing transactions measured at amortized cost	500	400
Cash collateral receivables on derivative instruments	0	0
Loans and advances to customers	430,100	354,900
Other financial assets measured at amortized cost	$ 2,800	$ 2,800